SEGMENT INFORMATION - Schedule of Information about Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenue	$ 35,754	$ 6,123	$ 62,993	$ 13,937	$ 20,114	$ 4,439
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue	35,754	6,123	62,993	13,937
Total Segments Adjusted EBITDA	21,177	775	33,668	1,301
Cryptocurrency Mining [Member]
Segment Reporting Information [Line Items]
Total revenue	31,156	3,043	54,217	8,673	$ 13,016	$ 410
Cryptocurrency Mining [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue	34,233	6,123	61,472	13,937
Total Segments Adjusted EBITDA	20,973	775	33,464	1,301
Support Services [Member]
Segment Reporting Information [Line Items]
Total revenue	1,521		1,521
Support Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Segments Adjusted EBITDA	$ 204		$ 204